Leases (Future Maturities of Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Operating Lease Liabilities, Payments Due [Abstract]
2020	$ 295
2021	176
2022	166
2023	4
Total undiscounted lease payments	641
Less: imputed interest	(86)	$ (520)
Present value of lease liabilities	555
Less: current obligations under leases	(250)		$ (86)
Long-term lease obligations	305		$ 91
Finance Lease Liabilities, Payments, Due [Abstract]
2020	1
Total undiscounted lease payments	1
Present value of lease liabilities	1
Less: current obligations under leases	$ (1)